Debt instruments	12 Months Ended
Dec. 31, 2020
Disclosure of Debt Instruments [Abstract]
Debt instruments	Debt instruments
a) Detail
The detail, by classification, type and currency, of Debt instruments in the consolidated balance sheets is as follows:

EUR million
	2020	2019	2018
Classification
Financial assets held for trading	37,894	32,041	27,800
Non-trading financial assets mandatorily at fair value through profit or loss	700	1,175	5,587
Financial assets designated at fair value through profit or loss	2,979	3,186	3,222
Financial assets designated at fair value through other comprehensive income	108,903	118,405	116,819
Financial assets at amortised cost	26,078	29,789	37,696
	176,554	184,596	191,124
Type
Spanish government debt securities	30,397	42,054	50,488
Foreign government debt securities	110,570	107,434	99,959
Issued by financial institutions	10,133	9,670	10,574
Other fixed-income securities	25,337	25,265	29,868
Impaired financial assets	401	647	870
Impairment losses	(284)	(474)	(635)
	176,554	184,596	191,124
Currency
Euro	58,850	70,357	76,513
Pound sterling	7,372	15,713	19,153
US dollar	29,009	29,846	22,864
Brazilian real	35,139	38,316	40,871
Other currencies	46,468	30,838	32,358
Total gross	176,838	185,070	191,759
Impairment losses	(284)	(474)	(635)
	176,554	184,596	191,124
In the last quarter of 2019, debt securities were transferred from the 'Financial asset at amortised cost' to the 'Financial asset at fair value through other comprehensive income'. The fair value of these assets at the date of the transfer being EUR 6,359 million.
As established in IFRS 9, the aforementioned transfer was made prospectively, recognising the difference between the previous amortised cost of the transferred financial assets and their fair value in 'Other comprehensive income'. In application of this standard, the effective interest rate and the measurement of expected credit losses were not adjusted as a result of the reclassification.
The context of adapting the Group´s commercial strategy to the changes in business models, in order to favour a greater alignment of the sensitivity of the Bank's balance sheet masses to interest rates, has led to a change in the assets related to these liabilities from a business model whose objective is to collect the principal and interest flows to a business model whose objective is achieved through the collection of the principal and interest flows and the sale of these assets.
At 31 December 2020, 2019 and 2018 the exposure by impairment stage of the book assets under IFRS 9 amounted to EUR 134,792 million, EUR 147,575 million and EUR 154,164 million in stage 1; EUR 72 million, EUR 446 million and EUR 117 million in stage 2, and EUR 401 million, EUR 647 million and EUR 870 million in stage 3, respectively.
b) Breakdown
The breakdown, by origin of the issuer, of debt instruments at 31 December 2020, 2019 and 2018, net of impairment losses, is as follows:

EUR million
	2020				2019				2018
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	1,588	30,397	31,985	18.12%	3,634	42,054	45,688	24.75%	4,748	50,488	55,236	28.90%
United Kingdom	3,099	2,795	5,894	3.34%	3,806	11,479	15,285	8.28%	5,615	9,512	15,127	7.91%
Portugal	3,095	6,462	9,557	5.41%	2,979	7,563	10,542	5.71%	3,663	6,943	10,606	5.55%
Italy	1,047	4,688	5,735	3.25%	1,384	3,620	5,004	2.71%	857	3,134	3,991	2.09%
Ireland	2,924	2	2,926	1.66%	2,387	2	2,389	1.29%	4,543	2	4,545	2.38%
Poland	3,126	11,400	14,526	8.23%	460	9,361	9,821	5.32%	683	10,489	11,172	5.85%
Other European countries	8,211	2,891	11,102	6.29%	7,186	1,784	8,970	4.86%	6,101	1,518	7,619	3.99%
United States	6,386	14,645	21,031	11.91%	5,915	15,609	21,524	11.66%	6,833	10,362	17,195	9.00%
Brazil	5,179	33,316	38,495	21.80%	5,808	35,036	40,844	22.13%	5,285	36,583	41,868	21.91%
Mexico	435	19,053	19,488	11.04%	708	13,234	13,942	7.55%	520	11,325	11,845	6.20%
Chile	41	8,082	8,123	4.60%	50	4,819	4,869	2.64%	79	2,729	2,808	1.47%
Other American countries	274	3,098	3,372	1.91%	605	1,095	1,700	0.92%	1,111	1,375	2,486	1.30%
Rest of the world	182	4,138	4,320	2.44%	186	3,832	4,018	2.18%	639	5,987	6,626	3.47%
	35,587	140,967	176,554	100%	35,108	149,488	184,596	100%	40,677	150,447	191,124	100%
The detail, by issuer rating, of Debt instruments at 31 December 2020, 2019 and 2018 is as follows:

EUR million
	2020				2019				2018
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	14,088	2,099	16,187	9.17%	14,737	1,085	15,822	8.57%	18,901	834	19,735	10.33%
AA	1,714	18,784	20,498	11.61%	5,133	28,325	33,458	18.13%	2,715	20,966	23,681	12.39%
A	6,228	53,655	59,883	33.92%	3,238	59,744	62,982	34.12%	3,464	69,392	72,856	38.12%
BBB	6,515	31,204	37,719	21.36%	4,889	24,766	29,655	16.06%	5,093	21,837	26,930	14.09%
Below BBB	3,431	35,164	38,595	21.86%	1,244	35,466	36,710	19.89%	668	37,412	38,080	19.92%
Unrated	3,611	61	3,672	2.08%	5,867	102	5,969	3.23%	9,836	6	9,842	5.15%
	35,587	140,967	176,554	100%	35,108	149,488	184,596	100%	40,677	150,447	191,124	100%
During 2020 and 2019, the distribution of the exposure by rating level of the previous table has not been affected by ratings reviews of the sovereign issuers. In 2018, Spain and Poland went from BBB to A.
The detail, by type of financial instrument, of private fixed-income securities at 31 December 2020, 2019 and 2018, net of impairment losses, is as follows:

EUR million
	2020	2019	2018
Securitised mortgage bonds	5,926	5,494	7,803
Other asset-backed bonds	5,479	6,388	9,805
Floating rate debt	7,829	10,348	13,721
Fixed rate debt	16,353	12,878	9,348
Total	35,587	35,108	40,677
c) Impairment losses
The changes in the impairment losses on debt instruments are summarised below:

EUR million
	2020	2019	2018
Balance at beginning of year	474	635	704
Net impairment losses for the year*	79	(170)	43
Of which:
Impairment losses charged to income	91	77	138
Impairment losses reversed with a credit to income	(12)	(247)	(95)
Exchange differences and other items	(269)	9	(112)
Balance at end of year	284	474	635
Of which:
By geographical location of risk:
European Union	21	14	22
Latin America	263	460	613
*Of the EUR 79 million corresponding to net provisions for the year ended 31 December 2020 (EUR -170 million and EUR 43 million at 31 December 2019 and 2018, respectively), EUR 77 million relates to financial assets at amortized cost (EUR -176 million and EUR 43 million at 31 December 2019 and 2018, respectively) and EUR 2 million relates to financial assets designated at fair value through other comprehensive income (EUR 6 million and EUR 0 million at 31 December 2019 and 2018, respectively).
At 31 December 2020, 2019 and 2018 the loan loss provision by impairment stage of the assets accounted for under IFRS9 amounted to EUR 25 million, EUR 22 million and EUR 30 million in stage 1, EUR 2 million, EUR 6 million and EUR 9 million in stage 2, and EUR 257 million, EUR 446 million and EUR 596 million in stage 3, respectively.